Inventories (Details) - Schedule of Inventories - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Inventories [Abstract]
Finished products	$ 3,400,262	$ 3,096,459
Work in process	519,382	586,036
Raw materials	851,827	759,035
Supplies	700,360	659,700
Inventory Total	$ 5,471,831	$ 5,101,230